PROPERTY, PLANT AND EQUIPMENT - Property Types (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 18,549
Property, plant and equipment, ending balance	18,193	$ 18,549
Decrease through transfers, property, plant and equipment	(90)
Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	974
Property, plant and equipment, ending balance	934	974
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	21,644	20,993
Additions and transfers	(556)	(1,101)
Impairment (Note 10)		(357)
Change in decommissioning provision	39	(11)
Foreign exchange adjustments	(3)	(37)
Disposals and other	118	45
Property, plant and equipment, ending balance	22,118	21,644
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,095)	(2,631)
Impairment (Note 10)	(380)
Depreciation	511	483
Disposals and other	(61)	(19)
Property, plant and equipment, ending balance	(3,925)	(3,095)
Land and Land Rights
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	408
Property, plant and equipment, ending balance	430	408
Land and Land Rights | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8
Property, plant and equipment, ending balance	8	8
Land and Land Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	429	440
Additions and transfers	(28)	(8)
Impairment (Note 10)		(17)
Change in decommissioning provision	0	0
Foreign exchange adjustments	0	(2)
Disposals and other	1	0
Property, plant and equipment, ending balance	456	429
Land and Land Rights | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(21)	(16)
Impairment (Note 10)	0
Depreciation	5	5
Disposals and other	0	0
Property, plant and equipment, ending balance	(26)	(21)
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	7,659
Property, plant and equipment, ending balance	7,264	7,659
Pipelines | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	300
Property, plant and equipment, ending balance	297	300
Pipelines | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,206	8,790
Additions and transfers	(92)	(454)
Impairment (Note 10)		0
Change in decommissioning provision	8	(10)
Foreign exchange adjustments	(5)	(18)
Disposals and other	22	10
Property, plant and equipment, ending balance	9,279	9,206
Pipelines | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,547)	(1,365)
Impairment (Note 10)	(283)
Depreciation	192	187
Disposals and other	(7)	(5)
Property, plant and equipment, ending balance	(2,015)	(1,547)
Facilities and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	7,789
Property, plant and equipment, ending balance	7,963	7,789
Facilities and Equipment | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	496
Property, plant and equipment, ending balance	466	496
Facilities and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,907	8,333
Additions and transfers	(469)	(622)
Impairment (Note 10)		0
Change in decommissioning provision	25	(17)
Foreign exchange adjustments	2	(9)
Disposals and other	19	22
Property, plant and equipment, ending balance	9,384	8,907
Facilities and Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,118)	(967)
Impairment (Note 10)	(85)
Depreciation	232	156
Disposals and other	(14)	(5)
Property, plant and equipment, ending balance	(1,421)	(1,118)
Cavern Storage and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,584
Property, plant and equipment, ending balance	1,621	1,584
Cavern Storage and Other | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	170
Property, plant and equipment, ending balance	163	170
Cavern Storage and Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,993	1,937
Additions and transfers	(144)	(57)
Impairment (Note 10)		0
Change in decommissioning provision	6	16
Foreign exchange adjustments	0	(1)
Disposals and other	59	16
Property, plant and equipment, ending balance	2,084	1,993
Cavern Storage and Other | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(409)	(283)
Impairment (Note 10)	(12)
Depreciation	82	135
Disposals and other	(40)	(9)
Property, plant and equipment, ending balance	(463)	(409)
Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,109
Property, plant and equipment, ending balance	915	1,109
Assets Under Construction | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Assets Under Construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,109	1,493
Additions and transfers	(177)	(40)
Impairment (Note 10)		(340)
Change in decommissioning provision	0	0
Foreign exchange adjustments	0	(7)
Disposals and other	17	3
Property, plant and equipment, ending balance	915	1,109
Assets Under Construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Impairment (Note 10)	0
Depreciation	0	0
Disposals and other	0	0
Property, plant and equipment, ending balance	$ 0	$ 0